Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities - USD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities		$ 1,952,746		$ 2,251,835
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities	[1]	1,192,898		1,956,260
Warehouse [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities		607,870	[2]
Base Station Tower [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities	[3]	151,978		188,069	[2]
Office [Member]
Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities				$ 107,506	[4]

[1]	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of June 30, 2023, the Company has paid $696,584 for the first installment to the lessee.
[2]	The operating lease liabilities is the net present value of the remaining lease payments as of June 30, 2023 and 2022. The discount rate used for the warehouse operating lease warehouse was 4.45%. The remaining lease term for the warehouse operating lease was 3.42 years.
[3]	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of June 30, 2023, the Company has paid $ 61,919 to the lessee.
[4]	The lease agreement of Office was entered into on January 1, 2022, bears interest at about 2.46% and will be matured on December 31, 2024. Lease payments for this agreement are to be made every year. The Company terminated the lease contract with leaser on September 30, 2022.